Trade Accounts Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivables

A detail of accounts receivable as of June 30, 2015 and December 31, 2014 is as follows (in thousands):

	June 30, 2015	December 31, 2014
Trade accounts receivable	$51,287	$40,985
Allowance for doubtful accounts	(1,584)	(1,391)
Receivables transferred	(429)	(873)
Receivables purchased	1,874	3,454

Trade accounts receivable, net	$51,148	$42,175

A detail of accounts receivable as of December 31, 2014 and 2013 are as follows:

	2014	2013
Trade accounts receivable	$40,985	$10,431
Allowance for doubtful accounts	(1,391)	(1,384)
Receivables transferred	(873)	(766)
Receivables purchased	3,454	—

Trade accounts receivable, net	$42,175	$8,281